Document and Entity Information Document	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Entity Registrant Name	ALAMOS GOLD INC
Entity Central Index Key	0001178819
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Address, Address Line One	Brookfield Place, 181 Bay Street, Suite 3910
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	368-9932
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Annual Information Form	true
Audited Annual Financial Statements	true
Entity File Number	001-35783
Entity Incorporation, State or Country Code	A6
Document Annual Report	true
Document Registration Statement	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	880-6000
Contact Personnel Name	Mile T. Kurta